Supplementary Financial Information (Schedule Of Other Deductions And (Income)) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Financial Information [Abstract]
Professional fees	$ 1	$ 3	$ 10	$ 12	$ 15
Sempra Acquisition related costs				12
InfraREIT Acquisition related costs			9
Recoverable pension and OPEB - non-service	14	14	57	53	31
Non-recoverable pension and OPEB (Note 10)			4	6	5
AFUDC equity income	(5)		(10)
Interest income			(5)	(1)	(6)
Other				2	1
Other			(2)
Other, including interest income	3
Total other deductions and (income) - net	$ 13	$ 17	$ 63	$ 84	$ 46